CONSOLIDATED STATEMENT OF FINANCIAL POSITION € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Non-current assets
Intangible assets		$ 4,104		$ 4,115		$ 1,971	$ 2,139
Property, plant and equipment		3,368		3,068		2,512	2,699
Derivative financial instruments		7		131			49
Deferred tax assets		221		273		194	223
Other non-current assets		25		21		15	12
Total non-current assets		7,725		7,608		4,692	5,122
Current assets
Inventories		1,353		1,186		898	935
Trade and other receivables		1,274		1,227		709	840
Derivative financial instruments		16		12			2
Cash and cash equivalents		823		818		603	526
Total current assets		3,466		3,243		2,210	2,303
TOTAL ASSETS		11,191		10,851		6,902	7,425
Equity attributable to owners of the parent
Other reserves		(76)		309		281	155
Retained earnings		(2,967)		(3,462)		(2,866)	(2,761)
Total equity attributable to owners of the parent	€ (2,529)	(3,043)	€ (2,990)	(3,153)	€ (2,374)	(2,585)	(2,606)
Non-controlling interest		(99)		3		3	3
TOTAL EQUITY		(3,142)		(3,150)		(2,582)	(2,603)
Non-current liabilities
Borrowings		10,074		10,224		6,964	7,326
Employee benefit obligations		997		954		784	878
Derivative financial instruments		301		0			552
Deferred tax liabilities		583		732		491
Provisions		44		60		52	40
Total non-current liabilities		11,999		11,970		8,291	8,796
Current liabilities
Borrowings		2		8		8	5
Interest payable		107		118		86	101
Derivative financial instruments		2		8		8	8
Trade and other payables		1,991		1,632		956	976
Income tax payable		162		192		83	81
Provisions		70		73		52	61
Total current liabilities		2,334		2,031		1,193	1,232
TOTAL LIABILITIES		14,333		14,001		9,484	10,028
TOTAL EQUITY and LIABILITIES		$ 11,191		$ 10,851		$ 6,902	$ 7,425